Summary of Significant Accounting Policies (Tables)	12 Months Ended
Sep. 30, 2022
Accounting Policies [Abstract]
Schedule of estimated useful lives
Estimated Useful Life
Building	20 years
Equipment for rental business	2.5-5 years
Production line for e-bicycles	5-10 years
Furniture, fixtures and office equipment	3-5 years
Vehicles	4-10 years
Leasehold improvements	5 years